CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Revenues:
Online game services	$ 15,714,579	95,131,347	157,390,602	109,046,980
Other revenues	1,898,943	11,495,630	6,190,562	3,418,618
Revenue, net, total	17,613,522	106,626,977	163,581,164	112,465,598
Sales taxes	(305,748)	(1,850,908)	(9,147,349)	(6,089,044)
Net revenues	17,307,774	104,776,069	154,433,815	106,376,554
Cost of services	(17,807,847)	(107,803,360)	(69,415,631)	(39,117,993)
Gross profit (loss)	(500,073)	(3,027,291)	85,018,184	67,258,561
Operating expenses:
Product development	(35,225,328)	(213,243,567)	(301,471,091)	(212,121,930)
Sales and marketing	(19,272,909)	(116,672,411)	(187,011,621)	(90,496,700)
General and administrative	(26,753,626)	(161,958,423)	(170,382,896)	(174,665,299)
Impairment on equipment, intangible assets and other long-lived assets	(5,858,586)	(35,466,122)	(569,139)	0
Loss on termination of R&D VIE arrangements	0	0	(18,093,999)	0
Total operating expenses	(87,110,449)	(527,340,523)	(677,528,746)	(477,283,929)
Other operating income	19,823	120,000	120,000	25,993,004
Loss from operations	(87,590,699)	(530,247,814)	(592,390,562)	(384,032,364)
Impairment on available-for-sale investment	(1,035,548)	(6,268,900)	0	0
Interest income, net	1,383,675	8,376,355	21,785,899	30,416,367
Other (expenses) income, net	1,536,509	9,301,565	4,643,937	(652,993)
Loss before income tax expense, gain on investment disposal, impairment loss on investments and share of loss in equity investments	(85,706,063)	(518,838,794)	(565,960,726)	(354,268,990)
Income tax expense	0	0	0	(165)
Loss before gain on investment disposal, impairment loss on investments and share of loss in equity investments	(85,706,063)	(518,838,794)	(565,960,726)	(354,269,155)
Gain on investment disposal	0	0	15,725,792	44,434,802
Impairment loss on investments	(6,888,678)	(41,701,985)	(3,243,744)	0
Share of loss in equity investments	(392,458)	(2,375,826)	(6,347,447)	(3,341,607)
Net loss	(92,987,199)	(562,916,605)	(559,826,125)	(313,175,960)
Less: Net loss attributable to noncontrolling interest	(6,054,980)	(36,655,033)	(45,824,033)	(28,846,029)
Net loss attributable to holders of ordinary shares	(86,932,219)	(526,261,572)	(514,002,092)	(284,329,931)
Net loss	(92,987,199)	(562,916,605)	(559,826,125)	(313,175,960)
Other comprehensive loss:
Unrealized loss on available-for-sale investment	(2,742)	(16,600)	(56,600)	0
Currency translation adjustments	(113,809)	(688,963)	(979,709)	(4,304,857)
Comprehensive loss	(93,103,750)	(563,622,168)	(560,862,434)	(317,480,817)
Less: Comprehensive loss attributable to noncontrolling interest	(5,795,551)	(35,084,526)	(46,117,427)	(29,279,528)
Comprehensive loss attributable to holders of ordinary shares	$ (87,308,199)	(528,537,642)	(514,745,007)	(288,201,289)
Net loss attributable to holders of ordinary shares per share - Basic and diluted	$ (3.75)	(22.71)	(20.98)	(11.39)
Weighted average number of shares outstanding - Basic and diluted	23,174,823	23,174,823	24,494,046	24,956,197